Acquisitions - Summary of Acquisition Activity (Detail) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) Transactions	Jun. 30, 2024 USD ($) Transactions	Jun. 30, 2025 USD ($) Transactions	Jun. 30, 2024 USD ($) Transactions
Disclosure of detailed information about business combination [line items]
Businesses acquired, net of cash | Transactions	0	0	1	2
Investments in businesses | Transactions	5	2	7	4
Asset acquisitions | Transactions	0	1	0	1
Total number of transactions | Transactions	5	3	8	7
Business Acquired	$ 24	$ 19	$ 630	$ 467
Business combinations [member] | Businesses acquired, net of cash [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	0	0	585	438
Investments in businesses [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	18	3	28	9
Asset acquisition [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	0	15	0	15
Contingent consideration payments [member]
Disclosure of detailed information about business combination [line items]
Business Acquired	$ 6	$ 1	$ 17	$ 5